SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.       22        (File No. 33-4174)     [x]
                                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            24        (File No. 811-3500)              [x]
                               ---------

                        (Check appropriate box or boxes)

        IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
                               16, 17, 18 and 19
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
   [X]  on April 29, 2005 pursuant to  paragraph  (b)
   [ ]  60 days after  filing  pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PROSPECTUS


APRIL 29, 2005


IDS LIFE OF NEW YORK

FLEXIBLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:        IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
                  20 Madison Avenue Extension
                  Albany, NY 12203
                  Telephone: (800) 541-2251
                  americanexpress.com

                  IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                         14, 15, 16, 17, 18 AND 19

NEW FLEXIBLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

   o  American Express(R) Variable Portfolio Funds

   o  AllianceBernstein Variable Products Series Fund Inc.


   o  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS .............................................................3

THE CONTRACT IN BRIEF .................................................4

EXPENSE SUMMARY .......................................................5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)............................8

FINANCIAL STATEMENTS ..................................................9

THE VARIABLE ACCOUNTS AND THE FUNDS ..................................10

THE FIXED ACCOUNT ....................................................13

BUYING YOUR CONTRACT .................................................13

CHARGES ..............................................................14

VALUING YOUR INVESTMENT ..............................................16

MAKING THE MOST OF YOUR CONTRACT .....................................17

SURRENDERS ...........................................................21

TSA -- SPECIAL PROVISIONS ............................................22

CHANGING OWNERSHIP ...................................................22

BENEFITS IN CASE OF DEATH ............................................22

THE ANNUITY PAYOUT PERIOD ............................................23

TAXES ................................................................25

VOTING RIGHTS ........................................................27

ABOUT THE SERVICE PROVIDERS ..........................................28

TABLE OF CONTENTS OF THE

   STATEMENT OF ADDITIONAL INFORMATION ...............................30

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life of New York. IDS Life of New York issues your contract.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life of New York.


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2   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The assumed investment rate we use is 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CODE: The Internal Revenue Code of 1986, as amended.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


o  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code


o  Roth IRAs under Section 408A of the Code

o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o  Plans under Section 401(k) of the Code

o  Custodial and trusteed plans under Section 401(a) of the Code

o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

o  Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each variable account on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


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3   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNTS: Consist of separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.


THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or variable accounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions
(RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


o the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 10)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. (p. 13)


PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS:

   If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

   If paying by any other method:
      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:
      $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 17)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age
59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 21)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 22)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 22)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 23)


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4   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 25)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of new purchase payments surrendered)

                    YEARS FROM PURCHASE PAYMENT RECEIPT                    SURRENDER CHARGE PERCENTAGE
                                     1                                                 7%

                                     2                                                 7

                                     3                                                 7

                                     4                                                 7

                                     5                                                 7

                                     6                                                 7

                                     Thereafter                                        0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" p. 15 and "The Annuity Payout Period -- Annuity Payout Plans" p. 24.)


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY
PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                         $24


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                                             1%

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5   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                        MINIMUM                    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                           .69%                      1.24%

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                         GROSS TOTAL
                                                                      MANAGEMENT       12b-1   OTHER       ANNUAL
                                                                         FEES          FEES   EXPENSES    EXPENSES
AXP(R) Variable Portfolio - Cash Management Fund                         .51%           .13%    .05%        .69%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund                        .60            .13     .08         .81 (1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund               .64            .13     .09         .86 (1)
AXP(R) Variable Portfolio - Equity Select Fund                           .57            .13     .15         .85 (1)
AXP(R) Variable Portfolio - Global Bond Fund                             .83            .13     .12        1.08 (1)
AXP(R) Variable Portfolio - Growth Fund                                  .55            .13     .17         .85 (1)
AXP(R) Variable Portfolio - High Yield Bond Fund                         .62            .13     .07         .82 (1)
AXP(R) Variable Portfolio - Large Cap Equity Fund                        .65             13     .07         .85 (1)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP(R) Variable Portfolio - Managed Fund                                 .59            .13     .06         .78 (1)
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       .53            .13     .06         .72 (1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund                     .51            .13     .08         .72 (1)
AXP(R) Variable Portfolio - Threadneedle International Fund              .75             13     .10         .98 (1)
(previously AXP(R) Variable Portfolio - International Fund)
AllianceBernstein VP Growth and Income Portfolio (Class B)               .55            .25     .05         .85 (2)
Wells Fargo Advantage Small Cap Growth Fund                              .75            .25     .24        1.24 (3)

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004.
(2) Expenses information restated to reflect a reduction in management fees effective Sept. 7, 2004.
(3) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo &
       Company. The adviser has committed through April 30, 2006 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements "Gross total annual expenses" would be 1.20% for Wells Fargo Advantage Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to variable accounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The funds"). This compensation is in addition to any revenues we receive from the charges you pay when buying, owning and surrendering the contract.

This compensation may be paid to us and/or our affiliates from various sources including:

o fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select variable accounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select variable accounts investing in funds that have not adopted 12b-1 plans);

o  assets of the fund's adviser, subadviser or an affiliate of either;

o  assets of the fund's distributor or an affiliate.

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6   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

o compensating, training and educating sales representatives who sell the contracts;

o activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

o advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

o furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

o subaccounting, transaction processing, recordkeeping and administrative services.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(*), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:

                                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                        IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                   AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                   1 YEAR     3 YEARS    5 YEARS   10 YEARS        1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   $936.98   $1,429.80  $1,948.89  $2,670.89       $236.98   $729.80  $1,248.89  $2,670.89

MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs maybe higher or lower, based on this assumption your costs would be:

                                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                        IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                   AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                   1 YEAR     3 YEARS    5 YEARS   10 YEARS        1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   $880.61   $1,259.30  $1,662.58  $2,089.02       $180.61   $559.30   $962.58   $2,089.02

(*)In these examples, the $24 contract administrative charge is approximated as a .072% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.

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7   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each variable account. The date in which operations commenced in each variable account is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                        2004     2003    2002     2001     2000

AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND(*) (10/25/1982)
Accumulation unit value at beginning of period                             $2.51    $2.53   $2.52    $2.46    $2.34
Accumulation unit value at end of period                                   $2.51    $2.51   $2.53    $2.52    $2.46
Number of accumulation units outstanding at end of period (000 omitted)    2,413    3,253   5,438    6,508    4,607

(*)THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO -
   CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.58% AND 0.58%,
   RESPECTIVELY.

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/25/1982)
Accumulation unit value at beginning of period                             $4.88    $4.72   $4.52    $4.24    $4.06
Accumulation unit value at end of period                                   $5.05    $4.88   $4.72    $4.52    $4.24
Number of accumulation units outstanding at end of period (000 omitted)    7,630    9,811  12,733   13,011   13,342

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/1/2001)
Accumulation unit value at beginning of period                             $1.06    $0.76   $0.95    $1.00       --
Accumulation unit value at end of period                                   $1.25    $1.06   $0.76    $0.95       --
Number of accumulation units outstanding at end of period (000 omitted)   15,614   10,316   9,189    4,963       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (6/1/2001)
Accumulation unit value at beginning of period                             $1.02    $0.84   $0.99    $1.00       --
Accumulation unit value at end of period                                   $1.10    $1.02   $0.84    $0.99       --
Number of accumulation units outstanding at end of period (000 omitted)    7,975    7,166   5,143    1,646       --

AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
Accumulation unit value at beginning of period                             $1.46    $1.30   $1.14    $1.14    $1.12
Accumulation unit value at end of period                                   $1.59    $1.46   $1.30    $1.14    $1.14
Number of accumulation units outstanding at end of period (000 omitted)    3,576    3,982   4,993    4,016    4,548

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                             $0.71    $0.59   $0.80    $1.00        --
Accumulation unit value at end of period                                   $0.76    $0.71   $0.59    $0.80        --
Number of accumulation units outstanding at end of period (000 omitted)    2,023    1,844     823       95        --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
Accumulation unit value at beginning of period                             $1.26    $1.01   $1.10    $1.05    $1.17
Accumulation unit value at end of period                                   $1.39    $1.26   $1.01    $1.10    $1.05
Number of accumulation units outstanding at end of period (000 omitted)   10,286   11,318  11,031   13,221   14,688

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (10/25/1982)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $5.62    $4.40   $5.69    $7.02    $8.60
Accumulation unit value at end of period                                   $5.90    $5.62   $4.40    $5.69    $7.02
Number of accumulation units outstanding at end of period (000 omitted)   13,632   15,977  18,385   24,285   28,855

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (4/30/1986)
Accumulation unit value at beginning of period                             $4.02    $3.38   $3.92    $4.43    $4.58
Accumulation unit value at end of period                                   $4.37    $4.02   $3.38    $3.92    $4.43
Number of accumulation units outstanding at end of period (000 omitted)   24,789   29,626  34,687   44,073   50,700

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (5/1/1996)
Accumulation unit value at beginning of period                             $1.61    $1.31   $1.69    $2.05    $2.27
Accumulation unit value at end of period                                   $1.64    $1.61   $1.31    $1.69    $2.05
Number of accumulation units outstanding at end of period (000 omitted)   41,226   51,477  60,828   79,769   87,213

YEAR ENDED DEC. 31,                                                        1999    1998     1997     1996     1995

AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND(*) (10/25/1982)

Accumulation unit value at beginning of period                             $2.26   $2.17    $2.07    $1.99    $1.91
Accumulation unit value at end of period                                   $2.34   $2.26    $2.17    $2.07    $1.99
Number of accumulation units outstanding at end of period (000 omitted)    5,999   6,515    4,651    5,927    5,445

(*)THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO -
   CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.58% AND 0.58%,
   RESPECTIVELY.

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/25/1982)
Accumulation unit value at beginning of period                             $4.03   $4.01    $3.73    $3.53    $2.91
Accumulation unit value at end of period                                   $4.06   $4.03    $4.01    $3.73    $3.53
Number of accumulation units outstanding at end of period (000 omitted)   16,987  20,262   21,882   24,424   23,903

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/1/2001)
Accumulation unit value at beginning of period                                --      --       --       --       --
Accumulation unit value at end of period                                      --      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --      --       --       --       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (6/1/2001)
Accumulation unit value at beginning of period                                --      --       --       --       --
Accumulation unit value at end of period                                      --      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --      --       --       --       --

AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
Accumulation unit value at beginning of period                             $1.18   $1.10    $1.07    $1.00       --
Accumulation unit value at end of period                                   $1.12   $1.18    $1.10    $1.07       --
Number of accumulation units outstanding at end of period (000 omitted)    5,735   6,220    5,578    2,311       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                                --      --       --       --       --
Accumulation unit value at end of period                                      --      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --      --       --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
Accumulation unit value at beginning of period                             $1.12   $1.18    $1.05    $1.00       --
Accumulation unit value at end of period                                   $1.17   $1.12    $1.18    $1.05       --
Number of accumulation units outstanding at end of period (000 omitted)   17,003  17,820   12,894    4,671       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (10/25/1982)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $7.02   $5.71    $4.64    $4.35    $3.43
Accumulation unit value at end of period                                   $8.60   $7.02    $5.71    $4.64    $4.35
Number of accumulation units outstanding at end of period (000 omitted)   33,850  37,947   41,666   47,283   44,849

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (4/30/1986)
Accumulation unit value at beginning of period                             $4.03   $3.51    $2.96    $2.57    $2.09
Accumulation unit value at end of period                                   $4.58   $4.03    $3.51    $2.96    $2.57
Number of accumulation units outstanding at end of period (000 omitted)   59,965  67,428   73,557   75,219   72,999

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (5/1/1996)
Accumulation unit value at beginning of period                             $1.74   $1.37    $1.11    $1.00       --
Accumulation unit value at end of period                                   $2.27   $1.74    $1.37    $1.11       --
Number of accumulation units outstanding at end of period (000 omitted)   88,673  75,581   64,613   27,817       --

--------------------------------------------------------------------------------
8   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2004     2003    2002     2001     2000

AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (1/13/1992)
Accumulation unit value at beginning of period                             $1.48    $1.16   $1.72    $2.59    $3.24
Accumulation unit value at end of period                                   $1.60    $1.48   $1.16    $1.72    $2.59
Number of accumulation units outstanding at end of period (000 omitted)   24,126   30,038  35,545   48,699   56,989

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                             $1.35    $1.07   $1.32    $1.87    $2.51
Accumulation unit value at end of period                                   $1.57    $1.35   $1.07    $1.32    $1.87
Number of accumulation units outstanding at end of period (000 omitted)   26,380   28,525  33,577   44,105   53,666

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (6/1/2001)
Accumulation unit value at beginning of period                             $0.93    $0.71   $0.92    $1.00       --
Accumulation unit value at end of period                                   $1.02    $0.93   $0.71    $0.92       --
Number of accumulation units outstanding at end of period (000 omitted)    9,502    8,171   7,308    4,394       --

WELLS FARGO ADVANTAGE  SMALL CAP GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                             $0.81    $0.57   $0.94    $1.00       --
Accumulation unit value at end of period                                   $0.91    $0.81   $0.57    $0.94       --
Number of accumulation units outstanding at end of period (000 omitted)    7,848    6,807   4,352    1,279       --

YEAR ENDED DEC. 31,                                                        1999    1998     1997     1996     1995

AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (1/13/1992)
Accumulation unit value at beginning of period                             $1.91   $1.88    $1.69    $1.47    $1.12
Accumulation unit value at end of period                                   $3.24   $1.91    $1.88    $1.69    $1.47
Number of accumulation units outstanding at end of period (000 omitted)   61,638  73,610   79,813   77,673   62,233

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                             $1.74   $1.52    $1.50    $1.38    $1.25
Accumulation unit value at end of period                                   $2.51   $1.74    $1.52    $1.50    $1.38
Number of accumulation units outstanding at end of period (000 omitted)   59,132  67,198   75,831   77,830   63,576

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (6/1/2001)
Accumulation unit value at beginning of period                                --      --       --       --       --
Accumulation unit value at end of period                                      --      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --      --       --       --       --

WELLS FARGO ADVANTAGE  SMALL CAP GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                                --      --       --       --       --
Accumulation unit value at end of period                                      --      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --      --       --       --       --


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.


--------------------------------------------------------------------------------
9   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNTS AND THE FUNDS


THE VARIABLE ACCOUNTS: All variable accounts were established under New York law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.


Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (separate accounts) may be offered by an insurance company and how many exchanges among those separate accounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the separate account assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS. The contract currently offers variable accounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o FUND SELECTION: We select the underlying funds in which the variable accounts initially invest and upon any substitution. In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us and our affiliates (see "About the Service Providers -- Issuer "). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the AXP(R) Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary").

o ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE: Purchase payments and contract value you allocate to variable accounts investing in any of the AXP(R) Variable Portfolio Funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the AXP(R) Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular variable account.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
   Section 817(h) of the Code.


--------------------------------------------------------------------------------
10   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE VARIABLE ACCOUNTS THAT INVEST IN SHARES OF THE FOLLOWING FUNDS.


----------------------------------------------------------------------------------------------------------------------------------
FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          Maximum current income consistent with         AEFC
Cash Management Fund                 liquidity and stability of principal.
                                     Invests primarily in money market
                                     instruments, such as marketable debt
                                     obligations issued by corporations or
                                     the U.S. government or its agencies,
                                     bank certificates of deposit, bankers'
                                     acceptances, letters of credit, and
                                     commercial paper, including
                                     asset-backed commercial paper.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          High level of current income while             AEFC
Diversified Bond Fund                attempting to conserve the value of the
                                     investment and continuing a high level
                                     of income for the longest period of
                                     time. Under normal market conditions,
                                     the Fund invests at least 80% of its
                                     net assets in bonds and other debt
                                     securities. At least 50% of the Fund's
                                     net assets will be invested in
                                     securities like those included in the
                                     Lehman Brothers Aggregate Bond Index,
                                     which are investment grade and
                                     denominated in U.S. dollars. The Index
                                     includes securities issued by the U.S.
                                     government, corporate bonds, and
                                     mortgage- and asset-backed securities.
                                     Although the Fund emphasizes high- and
                                     medium-quality debt securities, it will
                                     assume some credit risk to achieve
                                     higher yield and/or capital
                                     appreciation by buying lower-quality
                                     bonds.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          High level of current income and, as a         AEFC
Diversified Equity                   secondary goal, steady growth of
Income Fund                          capital. Under normal market
                                     conditions, the Fund invests at least
                                     80% of its net assets in
                                     dividend-paying common and preferred
                                     stocks.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          Growth of capital. Under normal market         AEFC
Equity Select Fund                   conditions, the Fund invests at least 80%
                                     of its net assets in equity securities of
                                     medium-sized companies.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          High total return through income and           AEFC
Global Bond Fund                     growth of capital. Non-diversified
                                     mutual fund that invests primarily in
                                     debt obligations of U.S. and foreign
                                     issuers. Under normal market
                                     conditions, the Fund invests at least
                                     80% of its net assets in
                                     investment-grade corporate or
                                     government debt obligations including
                                     money market instruments of issuers
                                     located in at least three different
                                     countries.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          Long-term capital growth. Invests primarily    AEFC
Growth Fund                          in common stocks that appear to offer growth
                                     opportunities.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          High current income, with capital growth as    AEFC
High Yield Bond Fund                 a secondary objective. Under normal market
                                     conditions, the Fund invests at least
                                     80% of its net assets in high-yielding,
                                     high-risk corporate bonds (junk bonds)
                                     issued by U.S. and foreign companies
                                     and governments.

----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
11   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------------
FUND NAME                            INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          Capital appreciation. Under normal market      AEFC
Large Cap Equity Fund                conditions, the Fund invests at least 80%
                                     of its net assets in equity securities of
(previously AXP(R) Variable          companies with market capitalization
Portfolio - Capital Resource         greater than $5 billion at the time of
Fund)                                purchase.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          Maximum total investment return through a      AEFC
Managed Fund                         combination of capital growth and current
                                     income. Invests primarily in a
                                     combination of common and preferred
                                     stocks, bonds and other debt
                                     securities.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          Long-term growth of capital. Invests           AEFC
NEW DIMENSIONS FUND(R)               primarily in common stocks showing potential
                                     for significant growth.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          Capital appreciation. Under normal market      AEFC
Strategy Aggressive Fund             conditions, atleast 65% of the Fund's total
                                     assets are invested in equity securities.

----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -          Capital appreciation. Invests primarily        AEFC, adviser; Threadneedle
Threadneedle International           in equity securities of foreign issuers        International Limited, an indirect
Fund                                 that offer strong growth potential.            wholly-owned subsidiary of  AEFC,
                                                                                    subadviser.
(previously AXP(R) Variable
Portfolio - International
Fund)

----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP                 Reasonable current income and reasonable       Alliance Capital Management L.P.
Growth and Income                    appreciation. Invests primarily in dividend-
Portfolio (Class B)                  paying common stocks of good quality.

----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage                Long-term capital appreciation. Focus is on    Wells Fargo Funds Management, LLC,
Small Cap Growth Fund                companies believed to have above-average       adviser; Wells Capital Management
                                     growth potential or that may be                Incorporated, subadviser.
                                     involved in new or innovative products,
                                     services and processes. Invests
                                     principally in securities of companies
                                     with market capitalizations equal to or
                                     lower than the company with the largest
                                     market capitalization in the Russell
                                     2000 Index, which is considered a small
                                     capitalization index that is expected
                                     to change frequently.

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.


We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

o  no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary.


BENEFICIARY


If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


--------------------------------------------------------------------------------
13   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

   If paying by any other method:
      $50

(1) If you do not make any purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
      $50,000

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY OF NEW YORK
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o  a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

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14   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:

o First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular variable or fixed account.

o Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.

o Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a first-in, first-out (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually deducted from your contract is $1,075.27. We determine this amount as follows:

       AMOUNT REQUESTED         OR          $1,000
   ------------------------                 ------ = $1,075.27
   1.00 - WITHDRAWAL CHARGE                   .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

o amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary;

o contracts settled using an annuity payout plan, unless Annuity Payout Plan E is later surrendered; and

o  death benefits.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

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15   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o  plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o  minus any prorated portion of the contract administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:
o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the variable accounts;

o  transfers into or out of the variable accounts;

o  partial surrenders;

o  surrender charges; and/or

o  deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:


o  changes in fund net asset value;

o  fund dividends distributed to the variable accounts;

o  fund capital gains or losses;

o  fund operating expenses; and


o  mortality and expense risk fees.

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16   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
By investing an equal number                                    AMOUNT                 ACCUMULATION             OF UNITS
of dollars each month ...                  MONTH               INVESTED                 UNIT VALUE              PURCHASED
                                            Jan                  $100                      $20                    5.00

                                            Feb                   100                       18                    5.56
you automatically buy
more units when the                         Mar                   100                       17                    5.88
per unit market price is low ...
                                            Apr                   100                       15                    6.67

                                            May                   100                       16                    6.25

                                            Jun                   100                       18                    5.56

                                            Jul                   100                       17                    5.88
and fewer units
when the per unit                           Aug                   100                       19                    5.26
market price is high.
                                            Sept                  100                       21                    4.76

                                            Oct                   100                       20                    5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one variable account, or the fixed account, to another variable account before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a variable account invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a variable account invests;

o increasing the transaction costs and expenses of an underlying fund in which a variable account invests; and,

o preventing the investment adviser(s) of an underlying fund in which a variable account invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a variable account that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

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17   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE VARIABLE ACCOUNTS:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three variable account transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o requiring transfer requests to be submitted in writing only by first-class U.S. mail;

o  not accepting telephone or electronic transfer requests; or

o not accepting transfer requests of an agent acting under power of attorney.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE VARIABLE ACCOUNTS, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable accounts.

o Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

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18   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the variable accounts, or from the variable accounts to the fixed account. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)(*) and signed request for a transfer or surrender to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance


(*)Failure to provide your Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.


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19   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your variable accounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (TOLL FREE)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

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20   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under your contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES


If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o  request that payment be wired to your bank;

o  bank account must be in the same ownership as your contract; and

o  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank for surrender payments we send by wire For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   --  the NYSE is closed, except for normal holiday and weekend closings;

   --  trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

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21   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:


o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   --  you are at least age 59 1/2;

   --  you are disabled as defined in the Code;

   --  you severed employment with the employer who purchased the contract; or

   --  the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").


o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


o If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

o  contract value;

o contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

o  purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

o  contract value; or

o contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.


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22   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   o the beneficiary asks us in writing within 60 days after we receive proof of death; and

   o payouts begin no later than one year following the year of your death; and

   o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o  the annuity payout plan you select;

o  the annuitant's age and, in most cases, sex;

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the variable accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain THE same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

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23   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will be 5.05% (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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24   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or variable accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout "Plan A -- Life annuity -- no refund," where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds your investment. If you surrender all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.


The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


o because of your death, or in the event of non-natural ownership, the death of the annuitant;


o  because you become disabled (as defined in the Code);


o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o  if it is allocable to an investment before Aug. 14, 1982; or

o  if annuity payouts begin before the first contract anniversary.


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25   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund an employer sponsored plan or 457 plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless:

(1) the contract is an IRA to which you made non-deductible contributions;
or

(2) you rolled after-tax dollars from a retirement plan into your IRA, or

(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth
IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:

(1) the contract is an IRA to which you made non-deductible contributions;
or

(2) you rolled after-tax dollars from a retirement plan into your IRA, or

(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor for an explanation of the potential tax implications to you.


WITHHOLDING: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or Section 457 plan), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o  the payout is a minimum distribution required under the Code;

o  the payout is made on account of an eligible hardship; or

o  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

State withholding also may be imposed on taxable distributions.

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26   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment after you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only);

o  if the payout is a 457 plan distribution; or

o  to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the variable accounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each variable account invests and becomes a part of that variable account's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the variable accounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

o  the reserve held in each account for your contract, divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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27   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

ISSUER
IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. IDS Life of New York conducts a conventional life insurance business in New York.


We pay time-of-sale commissions of up to 7.75% of purchase payments on the contract as well as service/trail commissions of up to .50% based on annual total contract value for as long as the contract remains in effect.

We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representatives for selling and servicing the contract. These commissions do not change depending on which variable accounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contract owner returns the contract under the free look period.


From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.


SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

o We pay the commissions and other compensation described above from our assets.

o  Our assets may include:

   o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

   o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "Expense Summary -- Annual Operating Expenses of the Funds -- Compensation Disclosure");

   o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds -- Fund Selection and Allocation of Purchase Payments and Contract Value"); and

   o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   o fees and expenses we collect from contract owners, including surrender charges; and

   o fees and expenses charged by the underlying funds in which the variable accounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

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28   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life of New York's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.



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29   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


      Calculating Annuity Payouts......................p. 3
      Rating Agencies..................................p. 4
      Principal Underwriter............................p. 4
      Independent Registered Public Accounting Firm....p. 4

      Financial Statements

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30   IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS logo]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251


S-6175 W (4/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

         IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14,
                             15, 16, 17, 18 AND 19


                                 APRIL 29, 2005


IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and
19 are separate accounts established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS

Calculating Annuity Payouts                              p. 3

Rating Agencies                                          p. 4

Principal Underwriter                                    p. 4


Independent Registered Public Accounting Firm            p. 4


Financial Statements


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life of New York. IDS Life of New York issues the variable annuity contract.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life of New York.


--------------------------------------------------------------------------------
2 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNTS

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

o  determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of each variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by

o  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable accounts. This information generally does not relate to the management or performance of the variable accounts.


For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express website at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                     www.ambest.com

Fitch                                         www.fitchratings.com

Moody's                                       www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch -- Rates insurance companies for their claims-paying ability. Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXPFinancial Center, Minneapolis, MN 55474. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2004: $4,089,351; 2003: $2,433,623; and 2002: $1,983,108. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent registered public accounting firm, as stated in their report appearing herein.


--------------------------------------------------------------------------------
4 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of IDS Life of New York Accounts 6, 5, 15, 17, 12, 16, 13, 4, 9, 14, 11, 10, 18
and 19 as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Accounts 6, 5, 15, 17, 12, 16, 13, 4, 9, 14, 11, 10, 18 and 19's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Accounts 6, 5, 15, 17, 12, 16, 13, 4, 9, 14, 11, 10, 18 and 19's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life of New York Accounts 6, 5, 15, 17, 12, 16, 13, 4, 9, 14, 11, 10, 18 and 19 at December 31,
2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

March 31, 2005

--------------------------------------------------------------------------------
5 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                 -----------------------------------------------------------------
DECEMBER 31, 2004                                                      6            5              15         17           12
ASSETS
Investments, at value(1),(2)                                     $6,205,808   $38,726,110    $19,588,503  $8,868,560   $5,745,773
Dividends receivable                                                  8,275       146,663             --          --       16,529
Accounts receivable from IDS Life of New York for
   contract purchase payments                                        24,543            --          3,796       1,445           --
Receivable for share redemptions                                         --            --             --          --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,238,626    38,872,773     19,592,299   8,870,005    5,762,302
==================================================================================================================================

LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                     5,561        33,120         16,283       7,496        4,881
   Contract terminations                                                 --         4,731             --          --        9,728
Payable for investments purchased                                        --            --             --          --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5,561        37,851         16,283       7,496       14,609
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         6,053,629    38,537,494     19,455,771   8,807,244    5,679,433
Net assets applicable to contracts in payment period                179,436       297,428        120,245      55,265       68,260
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $6,233,065   $38,834,922    $19,576,016  $8,862,509   $5,747,693
==================================================================================================================================
(1) Investment shares                                             6,208,036     3,637,475      1,511,652     756,807      494,230
(2) Investments, at cost                                         $6,205,808   $39,973,134    $15,758,863  $7,365,830   $5,135,346
----------------------------------------------------------------------------------------------------------------------------------

                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                 -----------------------------------------------------------------
DECEMBER 31, 2004 (CONTINUED)                                         16           13               4          9           14
ASSETS
Investments, at value(1),(2)                                     $1,537,879   $14,413,921  $81,145,604  $110,358,267  $68,934,411
Dividends receivable                                                     --        76,997           --            --           --
Accounts receivable from IDS Life of New York for
   contract purchase payments                                           450            --           --            --           --
Receivable for share redemptions                                         --            --           --            --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,538,329    14,490,918   81,145,604   110,358,267   68,934,411
==================================================================================================================================

LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                     1,319        12,294       69,040        94,168       59,118
   Contract terminations                                                 --        27,447       90,788        34,825       48,694
Payable for investments purchased                                        --            --           --            --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,319        39,741      159,828       128,993      107,812
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,532,788    14,251,401   80,373,434   108,233,926   67,808,709
Net assets applicable to contracts in payment period                  4,222       199,776      612,342     1,995,348    1,017,890
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,537,010   $14,451,177  $80,985,776  $110,229,274  $68,826,599
==================================================================================================================================
(1) Investment shares                                               244,343     2,110,497    3,875,665     7,313,120    4,398,729
(2) Investments, at cost                                         $1,344,206   $16,442,412  $97,020,165  $109,616,081  $63,275,830
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                             SEGREGATED ASSET ACCOUNTS
                                                                              ----------------------------------------------------
DECEMBER 31, 2004 (CONTINUED)                                                       11             10         18            19
ASSETS
Investments, at value(1),(2)                                                  $39,143,676    $41,900,340  $9,863,795   $7,213,066
Dividends receivable                                                                   --             --          --           --
Accounts receivable from IDS Life of New York for
   contract purchase payments                                                          --          3,556      74,062           --
Receivable for share redemptions                                                       --             --       8,428        9,816
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   39,143,676     41,903,896   9,946,285    7,222,882
==================================================================================================================================

LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                                  33,377         35,505       8,428        6,188
   Contract terminations                                                           55,888             --          --        3,628
Payable for investments purchased                                                      --             --      74,062           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  89,265         35,505      82,490        9,816
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                      38,685,137     41,532,138   9,731,014    7,151,538
Net assets applicable to contracts in payment period                              369,274        336,253     132,781       61,528
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                              $39,054,411    $41,868,391  $9,863,795   $7,213,066
==================================================================================================================================
(1) Investment shares                                                           4,892,251      4,345,326     413,230      918,862
(2) Investments, at cost                                                      $64,784,985    $54,030,831  $8,497,761   $5,943,280
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF OPERATIONS
                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                 -----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004                                           6           5              15           17          12
INVESTMENT INCOME
Dividend income                                                  $   53,284   $ 1,636,552     $  233,263    $     --   $  227,965
Variable account expenses                                            73,899       430,739        143,585      77,959       56,097
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (20,615)    1,205,813         89,678     (77,959)     171,868
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                            4,824,036    11,807,011        898,285     960,273    1,325,844
   Cost of investments sold                                       4,824,345    12,282,879        794,095     854,844    1,254,093
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (309)     (475,868)       104,190     105,429       71,751
Net change in unrealized appreciation or depreciation
   of investments                                                       309       685,031      2,366,286     635,726      217,691
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           --       209,163      2,470,476     741,155      289,442
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                               $  (20,615)  $ 1,414,976     $2,560,154    $663,196   $  461,310
==================================================================================================================================

                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                 -----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                               16          13               4         9              14

INVESTMENT INCOME
Dividend income                                                    $  4,798    $1,007,702    $   744,509 $ 2,569,486  $   748,716
Variable account expenses                                            14,908       144,183        838,711   1,138,582      752,983
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (10,110)      863,519        (94,202)  1,430,904       (4,267)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              381,222     2,918,043     14,070,514  21,522,061   17,522,375
   Cost of investments sold                                         358,621     3,482,866     17,805,863  22,626,821   16,708,944
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     22,601      (564,823)    (3,735,349) (1,104,760)     813,431
Net change in unrealized appreciation or depreciation
   of investments                                                    84,992     1,106,073      7,448,131   8,683,152      391,400
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      107,593       541,250      3,712,782   7,578,392    1,204,831
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                 $ 97,483    $1,404,769    $ 3,618,580 $ 9,009,296  $ 1,200,564
==================================================================================================================================

                                                                                             SEGREGATED ASSET ACCOUNTS
                                                                              ----------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                              11          10            18          19
INVESTMENT INCOME
Dividend income                                                               $        --    $   426,903    $ 64,243     $     --
Variable account expenses                                                         403,741        388,530      87,691       64,132
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                  (403,741)        38,373     (23,448)     (64,132)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                          9,217,166      4,586,615     849,191      999,297
   Cost of investments sold                                                    16,906,663      6,723,986     784,548      898,779
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                               (7,689,497)    (2,137,371)     64,643      100,518
Net change in unrealized appreciation or depreciation of investments           10,941,037      8,011,081     830,844      721,372
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                  3,251,540      5,873,710     895,487      821,890
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $ 2,847,799    $ 5,912,083    $872,039     $757,758
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                 -----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004                                           6           5              15           17           12

OPERATIONS
Investment income (loss) --- net                                $   (20,615) $  1,205,813    $    89,678  $  (77,959)  $  171,868
Net realized gain (loss) on sales of investments                       (309)     (475,868)       104,190     105,429       71,751
Net change in unrealized appreciation or depreciation
   of investments                                                       309       685,031      2,366,286     635,726      217,691
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                  (20,615)    1,414,976      2,560,154     663,196      461,310
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                          168,412       493,263        336,806     212,453       37,947
Net transfers(1)                                                  1,091,810    (4,921,851)     7,232,144   1,584,636      275,169
Transfers for policy loans                                           17,742        45,540         19,414      10,417        3,360
Adjustments to net assets allocated to contracts
   in payout period                                                  (8,312)      (34,553)       (12,393)     (4,469)      (6,021)
Contract charges                                                     (5,215)      (30,284)        (9,026)     (4,584)      (3,056)
Contract terminations:
   Surrender benefits                                            (3,159,848)   (5,651,302)    (1,537,863)   (980,362)    (759,030)
   Death benefits                                                  (116,794)     (705,692)      (112,022)       (722)    (137,045)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (2,012,205)  (10,804,879)     5,917,060     817,369     (588,676)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   8,265,885    48,224,825     11,098,802   7,381,944    5,875,059
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $ 6,233,065  $ 38,834,922    $19,576,016  $8,862,509   $5,747,693
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,253,178     9,811,383     10,316,132   7,165,938    3,982,033
Contract purchase payments                                           67,097        99,830        303,752     207,228       25,702
Net transfers(1)                                                    394,354      (998,794)     6,478,499   1,545,014      174,580
Transfers for policy loans                                            7,502         9,329         17,707      11,056        2,358
Contract charges                                                     (2,100)       (6,143)        (8,173)     (4,527)      (2,093)
Contract terminations:
   Surrender benefits                                            (1,260,011)   (1,124,667)    (1,389,669)   (948,578)    (512,806)
   Death benefits                                                   (46,524)     (161,081)      (104,553)       (675)     (94,055)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,413,496     7,629,857     15,613,695   7,975,456    3,575,719
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                 -----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                          16          13              4             9               14

OPERATIONS
Investment income (loss) --- net                            $  (10,110)  $   863,519   $    (94,202)  $  1,430,904    $    (4,267)
Net realized gain (loss) on sales of investments                22,601      (564,823)    (3,735,349)    (1,104,760)        813,431
Net change in unrealized appreciation or depreciation
   of investments                                               84,992     1,106,073      7,448,131      8,683,152         391,400
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                              97,483     1,404,769      3,618,580      9,009,296       1,200,564
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                      74,021       203,758      1,147,718      1,202,992       1,254,498
Net transfers(1)                                               159,262       749,461     (4,382,298)    (7,514,945)     (7,103,305)
Transfers for policy loans                                       3,200        15,608        210,398        200,581         209,111
Adjustments to net assets allocated to contracts
   in payout period                                               (202)      (20,294)       (56,848)      (179,739)       (106,533)
Contract charges                                                  (934)       (8,571)       (77,546)       (90,490)        (64,498)
Contract terminations:
   Surrender benefits                                         (101,617)   (2,144,106)    (9,233,963)   (12,375,044)     (9,992,504)
   Death benefits                                                   --      (168,902)      (739,488)    (1,246,553)       (464,934)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 133,730    (1,373,046)   (13,132,027)   (20,003,198)    (16,268,165)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              1,305,797    14,419,454     90,499,223    121,223,176      83,894,200
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $1,537,010   $14,451,177   $ 80,985,776   $110,229,274    $ 68,826,599
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       1,844,374    11,318,115     15,977,022     29,625,814      51,476,984
Contract purchase payments                                     104,286       157,287        204,446        292,962         789,172
Net transfers(1)                                               214,911       581,436       (785,638)    (1,841,271)     (4,533,416)
Transfers for policy loans                                       6,677        12,338         37,974         49,060         134,203
Contract charges                                                (1,334)       (6,609)       (13,968)       (22,174)        (40,960)
Contract terminations:
   Surrender benefits                                         (145,752)   (1,648,818)    (1,638,718)    (2,952,340)     (6,305,713)
   Death benefits                                                   --      (127,742)      (149,210)      (362,922)       (294,409)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,023,162    10,286,007     13,631,908     24,789,129      41,225,861
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             SEGREGATED ASSET ACCOUNTS
                                                                              ----------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                           11             10          18           19

OPERATIONS
Investment income (loss) --- net                                              $  (403,741)   $    38,373 $   (23,448)  $  (64,132)
Net realized gain (loss) on sales of investments                               (7,689,497)    (2,137,371)     64,643      100,518
Net change in unrealized appreciation or depreciation of investments           10,941,037      8,011,081     830,844      721,372
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 2,847,799      5,912,083     872,039      757,758
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                        767,647        640,163     166,114      197,633
Net transfers(1)                                                               (4,265,906)       702,531   2,242,704    1,484,335
Transfers for policy loans                                                        102,145        107,306      13,559       29,155
Adjustments to net assets allocated to contracts in payout period                 (33,624)       (37,364)    (13,773)      (9,407)
Contract charges                                                                  (39,191)       (33,478)     (5,061)      (3,795)
Contract terminations:
   Surrender benefits                                                          (4,890,480)    (4,044,040) (1,057,570)    (787,865)
   Death benefits                                                                (275,911)      (338,668)    (87,640)     (26,327)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 (8,635,320)    (3,003,550)  1,258,333      883,729
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                44,841,932     38,959,858   7,733,423    5,571,579
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                     $39,054,411    $41,868,391 $ 9,863,795   $7,213,066
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         30,037,848     28,524,562   8,170,865    6,807,345
Contract purchase payments                                                        522,138        454,958     174,477      235,192
Net transfers(1)                                                               (2,931,718)       474,629   2,350,135    1,758,608
Transfers for policy loans                                                         70,450         76,966      14,460       34,343
Contract charges                                                                  (26,938)       (23,976)     (5,349)      (4,577)
Contract terminations:
   Surrender benefits                                                          (3,297,187)    (2,863,113) (1,109,754)    (952,110)
   Death benefits                                                                (248,409)      (263,830)    (92,799)     (30,987)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                               24,126,184     26,380,196   9,502,035    7,847,814
==================================================================================================================================

(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                 -----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                          6            5              15          17           12

OPERATIONS
Investment income (loss) -- net                                 $   (54,572) $  1,434,443    $    49,996  $  (56,407) $   407,071
Net realized gain (loss) on sales of investments                       (358)     (666,482)      (136,791)     14,897      143,926
Net change in unrealized appreciation or depreciation
   of investments                                                       359     1,143,367      2,937,749   1,217,158      140,363
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                  (54,571)    1,911,328      2,850,954   1,175,648      691,360
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                          197,928       589,269        254,654     179,257       42,133
Net transfers(1)                                                 (1,347,763)   (6,810,401)     1,902,810   2,333,733     (633,697)
Transfers for policy loans                                           20,718        69,357         23,569      12,566        7,044
Adjustments to net assets allocated to contracts
   in payout period                                                 (14,225)      (35,082)        (6,947)     (2,966)      (5,091)
Contract charges                                                     (7,621)      (39,116)        (5,985)     (3,672)      (3,655)
Contract terminations:
   Surrender benefits                                            (4,370,119)   (7,215,712)      (908,207)   (629,000)    (729,509)
   Death benefits                                                    (1,330)     (681,450)       (34,777)    (17,230)     (44,195)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (5,522,412)  (14,123,135)     1,225,117   1,872,688   (1,366,970)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  13,842,868    60,436,632      7,022,731   4,333,608    6,550,669
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $ 8,265,885  $ 48,224,825    $11,098,802  $7,381,944  $ 5,875,059
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,437,890    12,732,644      9,188,881   5,143,487    4,993,304
Contract purchase payments                                           78,480       122,149        300,141     197,010       30,769
Net transfers(1)                                                   (535,111)   (1,407,912)     1,899,651   2,515,075     (480,786)
Transfers for policy loans                                            8,213        14,386         28,841      13,937        5,094
Contract charges                                                     (3,055)       (8,174)        (6,997)     (4,135)      (2,686)
Contract terminations:
   Surrender benefits                                            (1,728,510)   (1,499,185)    (1,054,975)   (676,541)    (531,646)
   Death benefits                                                    (4,729)     (142,525)       (39,410)    (22,895)     (32,016)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,253,178     9,811,383     10,316,132   7,165,938    3,982,033
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                    SEGREGATED ASSET ACCOUNTS
                                                                 -----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                             16          13           4              9             14

OPERATIONS
Investment income (loss) -- net                               $   (6,629)  $   891,783   $   (320,011)  $  1,459,500   $   (267,199)
Net realized gain (loss) on sales of investments                  (6,609)     (781,715)    (6,221,091)    (3,880,218)    (1,173,210)
Net change in unrealized appreciation or depreciation
   of investments                                                165,576     2,702,079     27,183,879     22,715,163     18,154,036
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                               152,338     2,812,147     20,642,777     20,294,445     16,713,627
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                        59,416       167,895      1,287,268      1,547,133      1,522,086
Net transfers(1)                                                 713,226     2,170,308     (2,899,862)    (5,699,846)    (2,690,801)
Transfers for policy loans                                         1,603        14,739        202,685        214,701        293,465
Adjustments to net assets allocated to contracts
   in payout period                                                 (158)      (18,431)       (51,634)      (160,245)      (101,617)
Contract charges                                                    (580)       (8,626)       (86,024)      (110,980)       (87,122)
Contract terminations:
   Surrender benefits                                           (103,205)   (1,954,160)    (8,790,700)   (12,036,416)   (11,347,593)
   Death benefits                                                     --      (124,599)    (1,166,832)    (1,774,170)      (656,523)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   670,302       247,126    (11,505,099)   (18,019,823)   (13,068,105)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  483,157    11,360,181     81,361,545    118,948,554     80,248,678
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $1,305,797   $14,419,454   $ 90,499,223   $121,223,176   $ 83,894,200
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           823,146    11,030,815     18,385,190     34,686,537     60,828,498
Contract purchase payments                                        91,957       146,156        266,856        428,574      1,077,481
Net transfers(1)                                               1,089,335     1,935,845       (650,818)    (1,680,687)    (2,170,786)
Transfers for policy loans                                         2,394        13,082         41,866         59,902        206,000
Contract charges                                                    (900)       (7,928)       (17,902)       (28,638)       (53,644)
Contract terminations:
   Surrender benefits                                           (161,558)   (1,687,571)    (1,790,828)    (3,334,025)    (7,918,548)
   Death benefits                                                     --      (112,284)      (257,342)      (505,849)      (492,017)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               1,844,374    11,318,115     15,977,022     29,625,814     51,476,984
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           SEGREGATED ASSET ACCOUNTS
                                                                            ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                            11          10           18          19

OPERATIONS
Investment income (loss) -- net                                             $  (425,695)   $   (31,358)  $   (10,613)  $  (35,406)
Net realized gain (loss) on sales of investments                             (8,977,277)    (5,495,011)      (89,566)    (117,865)
Net change in unrealized appreciation or depreciation of investments         19,587,600     13,894,851     1,846,694    1,366,186
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              10,184,628      8,368,482     1,746,515    1,212,915
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                      939,943        780,311       140,490      161,758
Net transfers(1)                                                             (2,750,472)    (2,230,092)    1,608,220    2,058,357
Transfers for policy loans                                                      117,678        100,006        19,913        6,335
Adjustments to net assets allocated to contracts in payout period               (34,274)       (29,212)      (11,694)      (4,362)
Contract charges                                                                (46,525)       (35,577)       (4,164)      (2,398)
Contract terminations:
   Surrender benefits                                                        (4,701,857)    (3,836,830)     (907,778)    (406,436)
   Death benefits                                                              (455,224)      (297,996)     (155,134)      (3,492)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               (6,930,731)    (5,549,390)      689,853    1,809,762
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              41,588,035     36,140,766     5,297,055    2,548,902
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                   $44,841,932    $38,959,858   $ 7,733,423   $5,571,579
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       35,544,616     33,576,856     7,308,439    4,351,817
Contract purchase payments                                                      735,291        693,933       178,164      245,392
Net transfers(1)                                                             (2,276,323)    (2,117,399)    1,964,921    2,821,814
Transfers for policy loans                                                       90,973         87,912        24,678        9,325
Contract charges                                                                (35,620)       (31,021)       (5,267)      (3,601)
Contract terminations:
   Surrender benefits                                                        (3,645,430)    (3,400,026)   (1,104,386)    (611,357)
   Death benefits                                                              (375,659)      (285,693)     (195,684)      (6,045)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             30,037,848     28,524,562     8,170,865    6,807,345
====================================================================================================================================

(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Accounts 6, 5, 15, 17, 12, 16, 13, 4, 9, 14, 11, 10, 18 and
19 (collectively, the Accounts) were established under New York law as segregated asset accounts of IDS Life of New York. The Accounts are registered together as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exist in accordance with the rules and regulations of the New York State Insurance Department.

The Accounts are used as a funding vehicle for individual variable annuity contracts issued by IDS Life of New York. The following is a list of each variable annuity product funded through the Accounts.

IDS Life of New York Employee Benefit Annuity*
IDS Life of New York Flexible Annuity
IDS Life of New York Variable Retirement and Combination Retirement Annuities*


* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

Each Account invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding Account name are provided below.

ACCOUNT       FUND
--------------------------------------------------------------------------------
6             AXP(R) Variable Portfolio - Cash Management Fund
5             AXP(R) Variable Portfolio - Diversified Bond Fund
15            AXP(R) Variable Portfolio - Diversified Equity Income Fund
17            AXP(R) Variable Portfolio - Equity Select Fund
12            AXP(R) Variable Portfolio - Global Bond Fund
16            AXP(R) Variable Portfolio - Growth Fund
13            AXP(R) Variable Portfolio - High Yield Bond Fund
4             AXP(R) Variable Portfolio - Large Cap Equity Fund
                (previously AXP(R) Variable Portfolio - Capital Resource Fund)
9             AXP(R) Variable Portfolio - Managed Fund
14            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
11            AXP(R) Variable Portfolio - Strategy Aggressive Fund
10            AXP(R) Variable Portfolio - Threadneedle International Fund
                (previously AXP(R) Variable Portfolio - International Fund)
18            AllianceBernstein VP Growth and Income Portfolio (Class B)
19            Wells Fargo Advantage Small Cap Growth Fund
--------------------------------------------------------------------------------

The assets of the Accounts are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of IDS Life of New York.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life of New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

--------------------------------------------------------------------------------
15 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Accounts to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $20 to $30 per year depending upon the product selected. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,302,654 in 2004 and $1,009,588 in 2003. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of IDS Life of New York, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                  0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                    0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                         0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                0.620% to 0.545%
AXP(R) Variable Portfolio - Large Cap Equity Fund               0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle International Fund     0.870% to 0.795%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund               0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                  0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                         0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle International Fund     0.060% to 0.035%
--------------------------------------------------------------------------------
The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life of New York.

7. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

ACCOUNT   FUND                                                        PURCHASES
--------------------------------------------------------------------------------
6         AXP(R) Variable Portfolio - Cash Management Fund            $2,759,947
5         AXP(R) Variable Portfolio - Diversified Bond Fund            2,199,781
15        AXP(R) Variable Portfolio - Diversified Equity Income Fund   6,908,197
17        AXP(R) Variable Portfolio - Equity Select Fund               1,699,963
12        AXP(R) Variable Portfolio - Global Bond Fund                   901,744
16        AXP(R) Variable Portfolio - Growth Fund                        505,146
13        AXP(R) Variable Portfolio - High Yield Bond Fund             2,447,410
4         AXP(R) Variable Portfolio - Large Cap Equity Fund              923,608
9         AXP(R) Variable Portfolio - Managed Fund                     2,945,281
14        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)           1,215,761
11        AXP(R) Variable Portfolio - Strategy Aggressive Fund           184,485
10        AXP(R) Variable Portfolio - Threadneedle International Fund  1,588,772
18        AllianceBernstein VP Growth and Income Portfolio (Class B)   2,084,076
19        Wells Fargo Advantage Small Cap Growth Fund                  1,818,894
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.

                                           6           5          15(4)       17(4)         12          16(4)         13
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                          $2.52      $4.52        $0.95       $0.99        $1.14         $0.80       $1.10
At Dec. 31, 2002                          $2.53      $4.72        $0.76       $0.84        $1.30         $0.59       $1.01
At Dec. 31, 2003                          $2.51      $4.88        $1.06       $1.02        $1.46         $0.71       $1.26
At Dec. 31, 2004                          $2.51      $5.05        $1.25       $1.10        $1.59         $0.76       $1.39
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          6,508     13,011        4,963       1,646        4,016            95      13,221
At Dec. 31, 2002                          5,438     12,733        9,189       5,143        4,993           823      11,031
At Dec. 31, 2003                          3,253      9,811       10,316       7,166        3,982         1,844      11,318
At Dec. 31, 2004                          2,413      7,630       15,614       7,975        3,576         2,023      10,286
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                        $16,591    $59,070       $4,716      $1,624       $4,613           $76     $14,664
At Dec. 31, 2002                        $13,843    $60,437       $7,023      $4,334       $6,551          $483     $11,360
At Dec. 31, 2003                         $8,266    $48,225      $11,099      $7,382       $5,875        $1,306     $14,419
At Dec. 31, 2004                         $6,233    $38,835      $19,576      $8,863       $5,748        $1,537     $14,451
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          3.52%      6.44%        1.40%          --        3.27%            --      11.00%
For the year ended Dec. 31, 2002          1.16%      5.07%        1.62%          --        4.82%         0.14%       7.84%
For the year ended Dec. 31, 2003          0.52%      3.61%        1.63%          --        7.21%         0.21%       7.71%
For the year ended Dec. 31, 2004          0.72%      3.81%        1.63%          --        4.08%         0.32%       7.02%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.00%      1.00%        1.00%       1.00%        1.00%         1.00%       1.00%
For the year ended Dec. 31, 2002          1.00%      1.00%        1.00%       1.00%        1.00%         1.00%       1.00%
For the year ended Dec. 31, 2003          1.00%      1.00%        1.00%       1.00%        1.00%         1.00%       1.00%
For the year ended Dec. 31, 2004          1.00%      1.00%        1.00%       1.00%        1.00%         1.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          2.44%      6.60%       (5.00%)     (1.00%)       0.00%       (20.00%)      4.76%
For the year ended Dec. 31, 2002          0.40%      4.42%      (20.00%)    (15.15%)      14.04%       (26.25%)     (8.18%)
For the year ended Dec. 31, 2003         (0.79%)     3.39%       39.47%      21.43%       12.31%        20.34%      24.75%
For the year ended Dec. 31, 2004         (0.26%)     3.45%       17.03%       8.02%        8.93%         7.35%      10.29%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

                                           4           9           14           11           10          18(4)        19(4)
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                          $5.69      $3.92        $1.69       $1.72        $1.32         $0.92       $0.94
At Dec. 31, 2002                          $4.40      $3.38        $1.31       $1.16        $1.07         $0.71       $0.57
At Dec. 31, 2003                          $5.62      $4.02        $1.61       $1.48        $1.35         $0.93       $0.81
At Dec. 31, 2004                          $5.90      $4.37        $1.64       $1.60        $1.57         $1.02       $0.91
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         24,285     44,073       79,769      48,699       44,105         4,394       1,279
At Dec. 31, 2002                         18,385     34,687       60,828      35,545       33,577         7,308       4,352
At Dec. 31, 2003                         15,977     29,626       51,477      30,038       28,525         8,171       6,807
At Dec. 31, 2004                         13,632     24,789       41,226      24,126       26,380         9,502       7,848
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       $138,941   $174,755     $135,369     $84,352      $58,500        $4,056      $1,201
At Dec. 31, 2002                        $81,362   $118,949      $80,249     $41,588      $36,141        $5,297      $2,549
At Dec. 31, 2003                        $90,499   $121,223      $83,894     $44,842      $38,960        $7,733      $5,572
At Dec. 31, 2004                        $80,986   $110,229      $68,827     $39,054      $41,868        $9,864      $7,213
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          0.29%      2.49%        0.22%       0.20%        1.20%         0.09%          --
For the year ended Dec. 31, 2002          0.52%      2.56%        0.50%          --        0.96%         0.56%          --
For the year ended Dec. 31, 2003          0.62%      2.25%        0.67%          --        0.91%         0.84%          --
For the year ended Dec. 31, 2004          0.89%      2.27%        1.00%          --        1.11%         0.74%          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.00%      1.00%        1.00%       1.00%        1.00%         1.00%       1.00%
For the year ended Dec. 31, 2002          1.00%      1.00%        1.00%       1.00%        1.00%         1.00%       1.00%
For the year ended Dec. 31, 2003          1.00%      1.00%        1.00%       1.00%        1.00%         1.00%       1.00%
For the year ended Dec. 31, 2004          1.00%      1.00%        1.00%       1.00%        1.00%         1.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (18.95%)   (11.51%)     (17.56%)    (33.59%)     (29.41%)       (8.00%)     (6.00%)
For the year ended Dec. 31, 2002        (22.67%)   (13.78%)     (22.49%)    (32.56%)     (18.94%)      (22.83%)    (39.36%)
For the year ended Dec. 31, 2003         27.73%     18.93%       22.90%      27.59%       26.17%        30.99%      42.11%
For the year ended Dec. 31, 2004          4.83%      8.51%        2.25%       8.32%       16.24%        10.11%      12.64%
-------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on June 1, 2001.

--------------------------------------------------------------------------------
19 -- IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
       17, 18 AND 19

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2004 IDS Life Insurance Company of New York adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

--------------------------------------------------------------------------------
1

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31, (In thousands, except share amounts)                                                       2004          2003
ASSETS
Investments:
   Available-for-Sale: (Note 2)
      Fixed maturities, at fair value (amortized cost: 2004, $1,346,261; 2003, $1,290,945)         $1,398,741    $1,340,932
      Preferred and common stocks, at fair value (cost: 2004, $2,000; 2003, $2,000)                     2,082         2,070
   Mortgage loans on real estate, at cost (less reserves: 2004, $2,297; 2003, $1,498)                 166,218       158,581
   Policy loans                                                                                        30,550        29,640
------------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                          1,597,591     1,531,223

Cash and cash equivalents                                                                              25,176        13,615
Amounts recoverable from reinsurers                                                                    31,006        24,179
Amounts due from brokers                                                                                    9            12
Other accounts receivable                                                                               2,740         2,131
Accrued investment income                                                                              17,630        17,020
Deferred policy acquisition costs (Note 3)                                                            190,548       178,641
Deferred sales inducement costs (Note 4)                                                                6,186         5,716
Other assets                                                                                            5,573         5,163
Separate account assets                                                                             1,681,670     1,443,767
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                              $3,558,129    $3,221,467
====================================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,137,105    $1,073,952
      Variable annuity guarantees                                                                       1,565            --
      Universal life-type insurance                                                                   183,305       177,458
      Traditional life insurance                                                                       20,256        20,054
      Disability income and long-term care insurance                                                  110,536        96,988
   Policy claims and other policyholders' funds                                                         5,600         4,778
   Deferred income taxes, net                                                                           3,953         2,042
   Other liabilities                                                                                   13,000        13,557
   Separate account liabilities                                                                     1,681,670     1,443,767
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          3,156,990     2,832,596
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                      2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  29,979        31,229
   Retained earnings                                                                                  320,160       306,642
------------------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                   401,139       388,871
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $3,558,129    $3,221,467
====================================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
2

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

Years ended December 31, (In thousands)                                                 2004            2003          2002
REVENUES
Premiums:
   Traditional life insurance                                                         $  4,072       $  3,825      $  3,679
   Disability income and long-term care insurance                                       17,643         17,873        16,364
------------------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                    21,715         21,698        20,043
Net investment income                                                                   86,035         87,117        84,176
Contractholder and policyholder charges                                                 31,519         29,729        28,860
Mortality and expense risk and other fees                                               20,605         14,326        13,960
Net realized gain (loss) on investments                                                    575           (338)       (8,481)
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                            160,449        152,532       138,558
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                                            2,693          3,812         3,451
   Investment contracts and universal life-type insurance                               11,541         11,885         6,433
   Disability income and long-term care insurance                                        5,264          3,598         3,801
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                                             (556)          (704)         (714)
   Disability income and long-term care insurance                                        8,897         10,401        10,066
Interest credited on investment contracts and universal life-type insurance             48,403         51,823        44,910
Amortization of deferred policy acquisition costs                                       10,489          8,479        16,943
Other insurance and operating expenses                                                  17,862         17,024        12,333
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                            104,593        106,318        97,223
------------------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                                55,856         46,214        41,335
Income tax provision                                                                    18,113         15,286        14,302
------------------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                         37,743         30,928        27,033
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (2,725)            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                            $ 35,018       $ 30,928      $ 27,033
====================================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
3

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31, (In thousands)                                                 2004            2003          2002
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $  35,018      $  30,928     $  27,033
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                          2,494          2,566         2,912
      Issuance                                                                          (2,554)        (2,230)       (2,430)
   Change in accrued investment income                                                      25           (707)         (945)
   Change in amounts recoverable from reinsurers                                        (6,827)        (4,112)       (4,166)
   Change in other accounts receivable                                                    (609)          (555)          925
   Change in other assets and liabilities, net                                          (2,015)        (3,438)       (4,737)
   Change in deferred policy acquisition costs, net                                    (12,891)       (15,447)      (13,383)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    13,750         14,246        14,898
   Change in policy claims and other policyholder's funds                                  822          2,435        (4,461)
   Deferred income tax provision                                                         4,051          3,870         1,851
   Amortization of premium (accretion of discount), net                                  2,236            808          (819)
   Net realized (gain) loss on investments                                                (575)           338         8,481
   Policyholder and contractholder charges, non-cash                                   (14,266)       (14,352)      (13,394)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   2,725             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                         21,384         14,350        11,765
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Purchases                                                                          (278,401)      (718,910)     (590,944)
   Maturities, sinking fund payments and calls                                         128,099        139,530       198,972
   Sales                                                                                92,583        488,168       215,680
Other investments, excluding policy loans:
   Purchases                                                                           (40,402)       (70,848)       (1,374)
   Sales, maturities, sinking fund payments and calls                                   31,508         24,184        14,235
Change in amounts due to and from brokers, net                                               3            (12)      (31,487)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                            (66,610)      (137,888)     (194,918)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                             111,916        141,822       174,235
   Surrenders and other benefits                                                       (81,182)       (61,174)      (15,299)
   Interest credited to account values                                                  48,403         51,823        44,910
Universal life-type insurance policy loans:
   Repayment                                                                             4,735          4,484         4,150
   Issuance                                                                             (5,585)        (3,908)       (4,102)
Cash dividends to IDS Life Insurance Company                                           (21,500)       (20,000)      (14,000)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                         56,787        113,047       189,894
Net increase (decrease) in cash and cash equivalents                                    11,561        (10,491)        6,741
Cash and cash equivalents at beginning of year                                          13,615         24,106        17,365
------------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $  25,176      $  13,615     $  24,106
====================================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                                 $  12,378      $  12,340     $  13,059
   Interest on borrowings                                                                   --            108             6

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
4

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY
                                                                                               Accumulated
                                                                                                  Other
                                                                                  Additional  Comprehensive                Total
                                                                         Capital    Paid-in  Income (Loss), Retained   Stockholder's
For the three years ended December 31, 2004 (In thousands)                Stock     Capital    Net of Tax   Earnings      Equity
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001, as previously reported                        $ 2,000   $49,000       $ 4,588     $260,875     $316,463
Deferred tax adjustment (Note 1)                                               --        --            --       21,806       21,806
                                                                          ----------------------------------------------------------
Balance, December 31, 2001, adjusted                                      $ 2,000   $49,000       $ 4,588     $282,681     $338,269
Comprehensive income:
   Net income                                                                  --        --            --       27,033       27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
      of ($2,833) and income tax provision of ($13,606)                        --        --        25,268           --       25,268
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $2,846              --        --         5,285           --        5,285
                                                                                                  -------                  ---------
   Other comprehensive income                                                  --        --        30,553           --       30,553
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      57,586
Cash dividends                                                                 --        --            --      (14,000)     (14,000)
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                                $ 2,000   $49,000       $35,141     $295,714     $381,855
Comprehensive income:
   Net income                                                                  --        --            --       30,928       30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
      of ($1,041) and income tax benefit of $2,107                             --        --        (3,911)          --       (3,911)
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $nil                --        --            (1)          --           (1)
                                                                                                  -------                  ---------
   Other comprehensive income                                                  --        --        (3,912)          --       (3,912)
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      27,016
Cash dividends                                                                 --        --            --      (20,000)     (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                                $ 2,000   $49,000       $31,229     $306,642     $388,871
Comprehensive income:
   Net income                                                                  --        --            --       35,018       35,018
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of income tax benefit of $32
      and net of adjustments to deferred policy acquisition costs
      of ($2,037) and deferred sales inducement costs of $391.                 --        --           (59)          --          (59)
   Reclassification adjustment for gains on Available-for-Sale securities
      included in net income, net of income tax provision of $641              --        --        (1,191)          --       (1,191)
                                                                                                  -------                  ---------
   Other comprehensive loss                                                    --        --        (1,250)          --       (1,250)
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      33,768
Cash dividends                                                                 --        --            --      (21,500)     (21,500)
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                                $ 2,000   $49,000       $29,979     $320,160     $401,139
====================================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
5

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company organized under the laws of the State of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota corporation. IDS Life is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. IDS Life of New York serves residents of the State of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage Plus(R) Variable Annuity and the American Express Retirement Advisor Select Plus(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued issuance of long-term care insurance at the end of 2002, IDS Life of New York still retains risk on a block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life of New York began outsourcing claims administration as well.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Financial Statements have been prepared in conformity with accounting principles generally accepted in the U.S. (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $21.8 million adjustment to increase December 31, 2001 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenues

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, structured securities, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

--------------------------------------------------------------------------------
6

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance, administrative and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using specific identification on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

--------------------------------------------------------------------------------
7
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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Reinsurance

IDS Life of New York reinsures a portion of the insurance risks associated with its life and long-term care (LTC) insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to minimize exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to variable universal and term life insurance products. IDS Life of New York typically retains, and is at risk for at most, 10% of each policy's death benefit from the first dollar of coverage for new sales. IDS Life of New York began reinsuring risks at this level during 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is normally $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies issued after 1995, IDS Life of New York retained 50% of the risk and ceded the remaining 50% of the risk to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on disability income contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality and morbidity rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization while a decrease in amortization percentage will result in a decrease in DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives fund administrative fees, mortality and expense risk fees, minimum death benefit guarantee fees and cost of insurance charges from the related accounts. IDS Life of New York's major sources of revenue from variable annuities it sells are mortality and expense risk and other fees.

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IDS Life Insurance Company of New York
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IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.2% at December 31, 2004.

Life and health policies

Liabilities for life insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have occurred but have not been reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross premium payments, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2004, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated discount rates for disability income policy reserves at December 31, 2004 are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for long-term care policy reserves at December 31, 2004 are currently 5.9% grading up to 8.9% over 30 years.

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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Claim reserves are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 3% to 8% at December 31, 2004, with an average rate of approximately 5.2% at December 31, 2004. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1, raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

In July 2003, the American Institute of Certified Public Accountants (AICPA) issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of:
(i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and deferred sales inducement costs associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $2.8 million (of which $1.8 million was part of the adoption charge discussed earlier) as compared to amounts expensed in 2003 and 2002 of $1.8 million and $1.0 million, respectively. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See
Note 4 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The entities considered VIE's under FIN 46 include SLTs for which IDS Life of New York has an 8% ownership interest in each of two SLT structures which are in the process of being liquidated as of December 31, 2004. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. As of December 31, 2004, IDS Life of New York's pro rata interest in the underlying portfolio consists of $82.7 million in high-yield loans which have a market value of $83.2 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $22.6 million.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). IDS Life of New York complied with the disclosure provisions of this rule in Note 3 to the Financial Statements for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1 on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments were deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. IDS Life of New York will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

2. INVESTMENTS

Available for sale investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands)                                                                 Cost        Gains           Losses        Value
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                    $  712,769       $33,335        $(1,686)   $  744,418
   Mortgage and asset-backed securities                                  393,336        11,098           (530)      403,904
   Foreign corporates, government bonds and obligations                  175,381        11,442           (592)      186,231
   Structured investments(a)                                              40,333            --           (558)       39,775
   State and municipal obligations                                         5,995            28           (159)        5,864
   U.S. Government agency obligations                                     18,447           142            (40)       18,549
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        1,346,261        56,045         (3,565)    1,398,741
Preferred and common stocks                                                2,000            82             --         2,082
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $1,348,261       $56,127        $(3,565)   $1,400,823
====================================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands)                                                                 Cost        Gains           Losses        Value
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                    $  670,575       $35,469        $(2,792)   $  703,252
   Mortgage and asset-backed securities                                  405,743        13,064           (578)      418,229
   Foreign corporates, government bonds and obligations                  143,875         8,919         (1,142)      151,652
   Structured investments(a)                                              59,331            --           (919)       58,412
   State and municipal obligations                                         5,995            30           (192)        5,833
   U.S. Government agency obligations                                      3,426           128             --         3,554
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        1,288,945        57,610         (5,623)    1,340,932
Preferred and common stocks                                                2,000            70             --         2,070
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $1,290,945       $57,680        $(5,623)   $1,343,002
====================================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                               Less than 12 months       12 months or more             Total
------------------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized       Fair    Unrealized      Fair    Unrealized
Description of securities:                                Value      Losses         Value     Losses        Value     Losses
------------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                               $110,355   $  (815)       $29,451   $  (871)     $139,806   $(1,686)
Mortgage and other asset-backed securities                43,776      (486)         5,607       (44)       49,383      (530)
State and municipal obligations                               --        --          3,843      (159)        3,843      (159)
Structured investments                                        --        --         17,165      (558)       17,165      (558)
U.S. Government agencies                                   4,944       (40)            --        --         4,944       (40)
Foreign corporate debt securities                         29,093      (245)        21,196      (304)       50,289      (549)
Foreign government bonds and obligations                      97        (3)           767       (40)          864       (43)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $188,265   $(1,589)       $78,029   $(1,976)     $266,294   $(3,565)
====================================================================================================================================

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value    Losses    Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 95        $188       $(2)           26        $78       $ (2)         121         $266      $ (4)
90% - 95%                  --          --        --            --         --         --           --           --        --
80% - 90%                  --          --        --             1         --         --            1           --        --
Less than 80%               1          --        --            --         --         --            1           --        --
------------------------------------------------------------------------------------------------------------------------------------
Total                      96        $188       $(2)           27        $78       $ (2)         123         $266      $ (4)
------------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $0.6 million of the $2.0 million in unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 95-100% category. With regard to this security, IDS Life of New York estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of IDS Life of New York's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. The remaining unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

IDS Life of New York monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a distribution of investments classified as Available-for-Sale securities by maturity as of December 31, 2004:

                                                         Amortized       Fair
(Thousands)                                                 Cost        Value
--------------------------------------------------------------------------------
Due within 1 year                                     $   26,486    $   28,482
Due after 1 year through 5 years                         143,528       150,620
Due after 5 years through 10 years                       649,942       677,348
Due after 10 years                                        92,636        98,612
--------------------------------------------------------------------------------
                                                         912,592       955,062
Mortgage and asset-backed securities                     393,336       403,904
Structured investment                                     40,333        39,775
Preferred and common stocks                                2,000         2,082
--------------------------------------------------------------------------------
Total                                                 $1,348,261    $1,400,823
================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

At December 31, 2004 and 2003, bonds carried at $293 thousand and $295 thousand, respectively, were on deposit with the State of New York as required by law.

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 89 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $63 million and $72 million of securities at December 31, 2004 and 2003, which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and if the two agency's ratings differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2004          2003
--------------------------------------------------------------------------------
AAA                                                          32%           34%
AA                                                            3             2
A                                                            25            24
BBB                                                          31            31
Below investment grade                                        9             9
--------------------------------------------------------------------------------
   Total                                                    100%          100%
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 51 percent and 89 percent, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Sales                                    $ 92,583       $488,168      $215,680
Maturities                               $128,099       $139,530      $198,972
Purchases                                $278,401       $718,910      $590,944
--------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Gross realized gains from sales            $2,224        $15,397       $ 7,129
Gross realized losses from sales           $ (392)       $(8,271)      $(6,779)
Other-than-temporary impairments           $   --        $(7,125)      $(8,482)
--------------------------------------------------------------------------------

As of December 31, 2004, IDS Life of New York's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. IDS Life of New York invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash (excluding transaction expense) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2004, the retained interests had a carrying value of $17.2 million, of which $12.7 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.
--------------------------------------------------------------------------------
13

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Mortgage loans on real estate

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate at December 31:

(Thousands)                                                2004           2003
--------------------------------------------------------------------------------
Mortgage loans on real estate                           $168,515      $160,079
Mortgage loans on real estate reserves                     2,297         1,498
--------------------------------------------------------------------------------
Net mortgage loans                                      $166,218      $158,581
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $nil. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $nil and $295 thousand, respectively. IDS Life of New York recognized $nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Balance, January 1                         $1,498         $1,157          $805
Provision for mortgage loan losses            799            341           352
--------------------------------------------------------------------------------
Balance, December 31                       $2,297         $1,498        $1,157
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                December 31, 2004         December 31, 2003
--------------------------------------------------------------------------------
(Thousands)                  On Balance     Funding     On Balance    Funding
Region                          Sheet     Commitments      Sheet    Commitments
--------------------------------------------------------------------------------
West North Central            $ 12,728        $--       $ 12,728       $ 3,850
East North Central              42,084         --         38,402         5,575
South Atlantic                  18,637         --         23,313            --
Middle Atlantic                 21,738         --         11,941         2,800
Pacific                         20,527         --         26,213            --
Mountain                        32,093         --         29,395         2,700
New England                     10,496         --          7,272            --
West South Central               3,874         --          3,861           100
East South Central               6,338         --          6,954            --
--------------------------------------------------------------------------------
                               168,515         --        160,079        15,025
Less reserves for losses         2,297         --          1,498            --
--------------------------------------------------------------------------------
Total                         $166,218        $--       $158,581       $15,025
================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                  December 31, 2004           December 31, 2003
--------------------------------------------------------------------------------
(Thousands)                  On Balance     Funding     On Balance    Funding
Property type                   Sheet     Commitments      Sheet    Commitments
--------------------------------------------------------------------------------
Apartments                    $ 34,608        $--       $ 42,719       $ 2,100
Department/retail stores        48,035         --         39,426         9,350
Office buildings                42,695         --         32,303         3,575
Industrial buildings            25,880         --         25,897            --
Nursing/retirement                  --         --          3,525            --
Mixed Use                        1,355         --          1,394            --
Hotels/Motels                    5,516         --          2,994            --
Other                            3,627         --          3,700            --
Medical buildings                6,799         --          8,121            --
--------------------------------------------------------------------------------
                               168,515         --        160,079        15,025
Less reserves for losses         2,297         --          1,498            --
--------------------------------------------------------------------------------
Total                         $166,218        $--       $158,581       $15,025
================================================================================

--------------------------------------------------------------------------------
14

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Income on fixed maturity securities                                                    $73,139        $76,491       $71,665
Income on mortgage loans on real estate                                                 10,535          8,830         9,483
Other investments                                                                        3,850          3,272         3,890
------------------------------------------------------------------------------------------------------------------------------
                                                                                        87,524         88,593        85,038
Less investment expenses                                                                 1,489          1,476           862
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $86,035        $87,117       $84,176
==============================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $ 1,832          $   1       $(8,132)
Mortgage loans on real estate                                                           (1,256)          (341)         (352)
Other                                                                                       (1)             2             3
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   575          $(338)      $(8,481)
==============================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $178,641       $164,234      $153,684
SOP 03-1 adoption impact                                                                   (14)            --            --
Capitalization of expenses                                                              24,447         23,927        30,327
Amortization                                                                           (10,489)        (8,479)      (16,944)
Change in unrealized investment gains and losses                                        (2,037)        (1,041)       (2,833)
------------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $190,548       $178,641      $164,234
==============================================================================================================================

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York has established additional liabilities for these variable annuity death benefits under SOP 03-1. IDS Life of New York has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
15

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

---------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB by Benefit Type                                                                2004             2003
(Dollar amounts in millions)
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium     Total Contract Value                      $   77.6         $   79.9
                                                        Contract Value in Separate Accounts       $   51.0         $   53.4
                                                        Net Amount at Risk*                       $    0.7         $    0.1
                                                        Weighted Average Attained Age                   58               58
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset        Total Contract Value                      $1,621.4         $1,451.2
                                                        Contract Value in Separate Accounts       $1,325.7         $1,181.9
                                                        Net Amount at Risk*                       $   73.8         $  120.9
                                                        Weighted Average Attained Age                   60               60
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet      Total Contract Value                      $   66.3         $   43.0
                                                        Contract Value in Separate Accounts       $   56.1         $   34.3
                                                        Net Amount at Risk*                       $     --         $     --
                                                        Weighted Average Attained Age                   57               57
---------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                               Total Contract Value                      $    3.0         $    0.1
                                                        Contract Value in Separate Accounts       $    1.3         $     --
                                                        Net Amount at Risk*                       $     --         $     --
                                                        Weighted Average Attained Age                   64               64
---------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, and assumes the actuarially remote scenario that all claims become payable on the same day.

---------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                          GMDB
---------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                Liability balance at January 1                    $1.8
                                                    Reported claims                                   $1.2
                                                    Liability balance at December 31                  $1.6
                                                    Incurred claims (reported + change in liability)  $1.0
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contract holder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. Deferred sales inducement costs were $6.2 million and $5.7 million at December 31, 2004 and 2003, respectively. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. IDS Life of New York capitalized $1.7 million and $2.2 million for the years ended December 31, 2004 and 2003, respectively. IDS Life of New York amortized $0.9 million and $0.6 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------------
Federal income taxes:
   Current                                                                             $12,716        $10,056       $11,383
   Deferred                                                                              2,583          3,870         1,851
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        15,299         13,926        13,234
State income taxes-current                                                               1,347          1,360         1,068
--------------------------------------------------------------------------------------------------------------------------------
Income tax provision including accounting change                                       $16,646        $15,286       $14,302
================================================================================================================================

--------------------------------------------------------------------------------
16

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to IDS Life of New York's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                        2004                   2003                    2002
--------------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S.statutory rate                         $18,083     35.0%       $16,175     35.0%       $14,467     35.0%
Tax-exempt interest and dividend income                     (1,260)    (2.5)          (803)    (1.7)          (230)    (0.6)
State income taxes, net of federal benefit                     875      1.7            884      1.9            694      1.7
All other                                                   (1,052)    (2.0)          (970)    (2.1)          (629)    (1.5)
--------------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $16,646     32.2%       $15,286     33.1%       $14,302     34.6%
================================================================================================================================

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2004, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provided a two-year suspension of the tax on policyholders' surplus account distribution. IDS Life of New York is evaluating making distributions which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders' surplus account and/or if IDS Life of New York is liquidated. Deferred taxes of $279 thousand have not been established because no distributions of such amounts are contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of IDS Life of New York's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                    $59,186      $ 55,640
   Other investments                                                                                    9,087        12,388
   Other                                                                                                2,463            --
----------------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       70,736        68,028
----------------------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   56,270        53,251
   Deferred taxes related to net unrealized securities gains                                           18,397        16,819
   Other                                                                                                   22            --
----------------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  74,689        70,070
----------------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                   $(3,953)      $(2,042)
==================================================================================================================================

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the State of New York. IDS Life of New York's statutory unassigned surplus aggregated $174.8 million and $166.4 million as of December 31, 2004 and 2003, respectively. Dividends in excess of $22.5 million would require approval of the Department of Insurance of the State of New York.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                  $ 34,718       $ 25,295      $ 13,053
Statutory capital and surplus                                                          227,022        218,649       212,901

--------------------------------------------------------------------------------
17

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $47 thousand, $30 thousand, and $30 thousand in 2004, 2003, and 2002, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003, and 2002 were $170 thousand, $145 thousand, and $127 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Costs of these plans charged to operations in 2004, 2003, and 2002 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2004, 2003, and 2002, which are calculated on the basis of commission earnings of the individual financial advisors, were $148 thousand, $468 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2004, 2003, and 2002 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.8 million, $17.6 million, and $23.2 million, for 2004, 2003, and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2004 and 2003 are payables of $2.6 million and $1.2 million respectively, to IDS Life for federal income taxes.

8. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2004 or 2003.

9. REINSURANCE

At December 31, 2004, 2003, and 2002, traditional life and universal life insurance in force aggregated $8.3 billion, $7.5 billion and $7.0 billion, respectively, of which $2.7 billion, $1.9 billion, and $1.1 billion, was reinsured at the respective year-ends. IDS Life of New York also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $7.3 million, $6.3 million, and $6.6 million and reinsurance recovered from reinsurers amounted to $1.8 million, $131 thousand, and $511 thousand, for the years ended December 31, 2004, 2003, and 2002, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. As of December 31, 2004, life insurance inforce was reported on a statutory basis, which is reflective of accumulation values.

--------------------------------------------------------------------------------
18

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments". The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                   2004                         2003
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Carrying       Fair           Carrying      Fair
(Thousands)                                                                Amount        Value           Amount       Value
---------------------------------------------------------------------------------------------------------------------------------
Financial Assets
Investments                                                             $1,400,823  $1,400,823        $1,343,002 $1,343,002
Mortgage loans on real estate                                              166,218     173,426           158,581    166,091
Cash and cash equivalents                                                   25,176      25,176            13,615     13,615
Separate account assets                                                  1,681,670   1,681,670         1,443,767  1,443,767

Financial Liabilities
Fixed annuities                                                         $1,035,400  $1,003,055        $  971,122 $  932,821
Separate account liabilities                                             1,448,609   1,396,660         1,246,413  1,201,081
---------------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

For variable rate loans that reprice within a year where there has been no significant change in counterparties' creditworthiness, fair values approximate carrying value.

The fair values (mortgage loans on real estate), except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Balance Sheets.

The carrying values of cash and cash equivalents approximate fair value due to the short-term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.4 million and $98.4 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $233.1 million and $197.4 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

--------------------------------------------------------------------------------
19

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. IDS Life Insurance Company of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's of New York financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the exam of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed IDS Life of New York's financial strength rating of "A+" under review with negative implications, Moody's affirmed IDS Life of New York's financial strength rating at "Aa3" and Fitch lowered IDS Life of New York's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for IDS Life of New York. In connection with the spin-off, American Express Company intends to provide additional capital to IDS Life of New York to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
20

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

13. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                                    $  35,018      $  30,928     $  27,033
Deferred policy acquisition costs                                                       (8,660)       (16,185)      (14,624)
Adjustments of future policy benefit liabilities                                        (3,933)         5,849         8,845
Deferred income tax expense                                                              4,051          3,870         1,851
Provision for losses on investments                                                        800            341           352
Interest maintenance reserves gain/loss transfer and amortization                         (453)        (5,343)       (2,178)
Adjustment to separate account reserves                                                  4,221          6,779        (7,940)
Other, net                                                                               3,675           (944)         (286)
----------------------------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                                           $  34,718      $  25,295     $  13,053
==================================================================================================================================

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements                          $ 401,139      $ 388,871     $ 381,855
Deferred policy acquisition costs                                                     (190,548)      (178,641)     (164,234)
Deferred sales inducements                                                              (6,186)        (5,716)       (4,137)
Adjustments of future policy benefit liabilities                                        41,458         31,857        21,826
Deferred income tax liabilities                                                         58,467         59,129        58,381
Asset valuation reserve                                                                (11,133)        (7,349)       (8,112)
Adjustments of separate account liabilities                                             60,737         56,516        49,737
Adjustments of investments to amortized cost                                           (52,563)       (52,048)      (57,035)
Premiums due, deferred and in advance                                                    1,063          1,187         1,317
Deferred revenue liability                                                               4,457          4,584         4,901
Reserves for mortgage loan losses                                                        2,298          1,498         1,157
Non-admitted assets                                                                    (49,031)       (54,071)      (53,448)
Interest maintenance reserve                                                            (5,459)        (5,007)          337
Reinsurance ceded reserves                                                             (29,025)       (22,084)      (18,151)
Other, net                                                                               1,348            (77)       (1,493)
----------------------------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                                  $ 227,022      $ 218,649     $ 212,901
==================================================================================================================================

--------------------------------------------------------------------------------
21

                                                                 S-6336 C (4/05)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement.

          IDS Life of New York  Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
          17, 18 and 19:

                Report of Independent Registered Public Accounting Firm dated March 31, 2005.
                Statements of Assets and Liabilities at Dec. 31, 2004. Statements of Operations for the year ended Dec. 31, 2004. Statements of Changes in Net Assets for the year ended
                Dec. 31, 2004 and year ended Dec. 31, 2003.
                Notes to Financial Statements.

         IDS Life Insurance Company of New York:

                Report of Independent Registered Public Accounting Firm dated February 18, 2005.
                Balance Sheets at Dec. 31, 2004 and 2003.
                Statements of Income for the years ended Dec. 31, 2004, 2003, and 2002.
                Statements of Cash Flows for the years ended Dec. 31, 2004, 2003, and 2002.
                Statements of Stockholder's Equity for the years ended Dec. 31, 2004, 2003, and 2002.
                Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated November 12, 1981, filed electronically as
         Exhibit 1.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1986, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 15, 16, 17, 18 and 19 on March 29, 2001 is filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to Registration Statement No. 33-4174, is incorporated herein by reference.

2.       Not applicable.

3. Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

5. Copy of Form of Application for IDS Flexible Annuity Contract of New York, filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

6.1 Revised Charter of IDS Life of New York dated April, 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

6.2 Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 20 to Registration Statement No. 33-4174 is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000, filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance
         Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4174 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN  55474

Paul R. Johnston                      50605 AXP Financial Center                Assistant General Counsel and Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Scott R. Plummer                                                                38a-1 Chief Compliance Officer

Heather M. Somers                                                               General Counsel

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

David K. Stewart                                                                Vice President and Controller

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Attica Asset Management Ltd.                                                       United Kingdom
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contractowners

                On March 31, 2005, there were 9,901 qualified contracts and 6,954 non-qualified contracts in IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19.

Item 28.          Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President

         Walter S. Berman                               Director and Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -
                                                        Great Plains

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         Roger Natarajan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


(c)

                                Net Underwriting

         Name of Principal              Discounts and     Compensation on       Brokerage

         Underwriter                     Commissions         Redemption        Commissions      Compensation
         ------------------              -----------         ----------        -----------      ------------
         American Express Financial       $4,089,351            None             None              None
         Advisors Inc.

Item 30.  Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life of New York Contract Owner Service at the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2005.




         IDS LIFE ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19
                                  (Registrant)

                    By IDS Life Insurance Company of New York
                    -----------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    ---------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2005.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Prevention
                                       Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 13, 2005, filed electronically herewith as Exhibit 13 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 33-4174, by:



/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 22

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.